Investment properties (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about investment property [abstract]
Schedule of investment properties

	Shopping Malls	Office and Other rental properties	Undeveloped parcels of land	Properties under development	Others (*)
Fair value hierarchy	3	2	2	2	3	Total
Fair value as of 06.30.18	88,601,809	21,409,968	5,329,346	4,805,091	371,112	120,517,326
Additions	339,779	92,637	492,933	1,537,322	27,720	2,490,391
Capitalization of financial costs (Note 28)	-	-	-	96,324	-	96,324
Capitalized lease costs	4,059	11,598	-	-	-	15,657
Depreciation of capitalized lease costs (i)	(4,241)	(8,480)	-	-	-	(12,721)
Transfers	519,984	7,693,719	-	(8,210,643)	74,203	77,263
Net (loss) / gain from fair value adjustment on investment properties	(40,686,891)	(1,337,276)	2,341,558	2,980,359	(262,002)	(36,964,252)
Fair value as of 06.30.19	48,774,499	27,862,166	8,163,837	1,208,453	211,033	86,219,988
Additions (iv)	497,928	7,760,651	1,952	732,116	1,152	8,993,799
Disposals (ii)	-	(1,165,015)	(389,084)	(182,712)	-	(1,736,811)
Transfers (iii)	43,398	660,692	-	(127,500)	-	576,590
Capitalization of financial costs (Note 28)	-	-	-	385	-	385
Capitalized lease costs	15,913	4,325	-	-	-	20,238
Depreciation of capitalized lease costs (i)	(8,648)	(6,167)	-	-	-	(14,815)
Decrease due to loss of control	-	-	(1,693,733)	-	-	(1,693,733)
Net gain from fair value adjustment on investment properties	(2,352,539)	23,145,520	4,186,006	284,027	(136,690)	25,126,324
Fair value as of 06.30.20	46,970,551	58,262,172	10,268,978	1,914,769	75,495	117,491,965

(i)	As of June 30, 2020 and 2019 depreciation charges were included in "Costs" in the amount of ARS 14,815 and ARS 12,721, respectively, in the Statement of Comprehensive Income (Note 26).
(ii)	Barter disposal of "Land Plot 1" of Caballito Ferro Land included in Undeveloped parcels of land and disposal for the sale of two floors of "200 Della Paolera" included in Office and other rental properties.(See Note 4).
(iii)	It includes the transfer of Astor Berutti in Shopping Malls and the transfer of 22nd y 23rd floor of Intercontinenal Building in Office and other rental properties. This last transfer generated the revaluation surplus (See Note 17).
(iv)	It Includes acquisition of "200 Della Paolera" in Office and other rental properties.

(*)	Corresponds to the DirectTV Arena Stadium - OFC S.R.L - Ogden Argentina S.A - Entretenimiento Universal S.A. - Transitory Union.

Schedule of fair value measurements of investment properties

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.18%	2.3%

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.10%	3%

Schedule of sensitivity of unobservable assumptions
	Discount rate + 1%	Discount rate -1%	Growth rate + 1%	Growth rate - 1%	Inflation + 10% (1)	Inflation - 10% (2)	Devaluation rate + 10% (3)	Devaluation rate - 10% (4)
2020	(4,252)	5,207	2,027	(1,655)	8,852	(7,282)	(4,115)	5,030
2019	(3,266)	4,073	1,536	(1,232)	2,860	(2,618)	(3,035)	3,709

(1)	assume a 10% higher inflation rate for each period vis-a-vis projected rates.
(2)	assume a 10% lower inflation rate for each period vis-a-vis projected rates.
(3)	assume a 10% higher exchange rate for each period vis-a-vis projected rates.
(4)	assume a 10% lower exchange rate for each period vis-a-vis projected rates.

Schedule of amounts have been recognized in the statements of comprehensive income
	06.30.20	06.30.19	06.30.18
Revenues from rental and services (Note 25)	8,255,456	10,802,312	10,922,095
Expenses and collective promotion fund (Note 25)	3,109,382	3,709,732	4,389,642
Rental and services costs (Note 26)	3,975,514	4,826,611	5,351,754
Net unrealized gain / (loss) from fair value adjustment on investment properties	24,460,451	(36,964,252)	13,560,751
Net realized gain from fair value adjustment on investment properties (i)(ii)	1,133,425	-	23,016

(i)	As of June 30, 2020 it includes ARS 3,844.- and ARS 359,939.- for the monetary and non-monetary benefit, respectively, corresponding to the barter transaction of the Caballito Ferro land, ARS 573,006 for the sale of floors 10th and 11th of the office building "200 Della Paolera", and ARS 196,636 for the deconsolidation of La Malteria SA. As of June 30, 2018, it includes ARS 23,016 correspond to the sale 2nd floor of the Intercontinental Building.
(ii)	As of June 30, 2020, ARS 665,873 corresponds to net realized gain from fair value on investment properties for the year (ARS 92,867 for the Caballito Ferro land and ARS 573,006 for the "200 Della Paolera" building) and ARS 467,552 net realized gain from fair value on investment properties in previous years (ARS 270,916 attributable to the Caballito Ferro land and ARS 196,636 to the deconsolidation of La Maltería SA). As of June 30, 2018, ARS 7,088 corresponds to net realized gain from fair value on investment properties for the year and ARS 15,928 net realized gain from fair value on investment properties in previous years.

Schedule of net book value of mortgaged properties
	06.30.20	06.30.19
Córdoba Shopping (i)	1,266,128	1,312,510
Total	1,266,128	1,312,510

(i)	A portion of the Córdoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc. amounting to ARS 113.5 million and ARS 117.6 million, as of June 30, 2020 and 2019, respectively, (included in "Trade and other payables" in the statement of financial position).